CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed statements of cash flows
Net income (loss)	¥ 299,815,046	$ 41,074,495	¥ (37,873,274)	¥ (1,111,207,883)
Net investment loss (income)	(8,788,576)	(1,204,030)	49,125	15,331,464
Provision (net recovery on provision) for credit losses	269,865,102	36,971,367	136,485,155	(319,359,716)
Net cash provided by (used in) operating activities	(310,202,975)	(42,497,633)	1,026,026,460	(567,385,052)
Net Cash Provided by (Used in) Investing Activities	(1,249,883,453)	(171,233,331)	2,124,698,277	1,959,528,803
Net cash provided by financing activities	(127,380,762)	(17,451,093)	(1,193,778,999)	(2,990,208,748)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,989,811)	(1,779,597)	48,897,458	270,267,366
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,700,457,001)	(232,961,654)	2,005,843,196	(1,327,797,631)
Cash, cash equivalents and restricted cash at beginning of the year	3,288,326,330	450,498,860	1,282,483,134	2,610,280,765
Cash, cash equivalents and restricted cash at the end of the year	1,587,869,329	217,537,206	3,288,326,330	1,282,483,134
Parent Company
Condensed statements of cash flows
Net income (loss)	299,815,046	41,074,493	(37,873,274)	(1,111,207,883)
Net investment loss (income)			49,125	14,671,470
Provision (net recovery on provision) for credit losses	215,350	29,503	(362,724)
Share of loss of subsidiaries	70,552,945	9,665,714	5,407,894	9,705,617
Contractual interests in the VIEs and VIEs' subsidiaries	(330,933,575)	(45,337,714)	87,530,375	1,131,232,451
Changes in operating assets and liabilities	(11,966,117)	(1,639,352)	6,050,188	(182,850)
Net cash provided by (used in) operating activities	27,683,649	3,792,644	60,801,584	44,218,805
Net Cash Provided by (Used in) Investing Activities	(918,412,337)	(125,821,974)	739,237,782	1,028,108,135
Net cash provided by financing activities	840,472,743	115,144,294	(244,176,932)	(1,969,849,465)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,881,833)	(1,764,804)	39,697,653	125,457,077
Net increase (decrease) in cash and cash equivalents and restricted cash	(63,137,778)	(8,649,840)	595,560,087	(772,065,448)
Cash, cash equivalents and restricted cash at beginning of the year	681,383,135	93,349,107	85,823,048	857,888,496
Cash, cash equivalents and restricted cash at the end of the year	¥ 618,245,357	$ 84,699,267	¥ 681,383,135	¥ 85,823,048